Other Assets	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Other Assets

 Note 16 | Other assets

	2023	2022
Deferred income tax assets (Note 8)	477	448
Ammonia catalysts [1]	113	104
Long-term income tax receivable (Note 8)	91	54
Accrued pension benefit assets (Note 21)	138	157
Other	232	206
	1,051	969

1  Net of accumulated amortization of $99 (2022 – $94).